Share Capital and Public Offerings (Details) - Schedule of unvested stock option	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule Of Unvested Stock Option Abstract
Non-Vested Options, Beginning Balance
Weighted Average Grant date Fair Value,Beginning Balance (in Dollars per share) | $ / shares
Non-Vested Options,Granted	1,333,123
Weighted Average Grant date Fair Value,Granted (in Dollars per share) | $ / shares
Non-Vested Options, Vested	(50,000)
Weighted Average Grant date Fair Value, Vested (in Dollars per share) | $ / shares	$ 0.22
Non-Vested Options, Forfeited
Non-Vested Options, Ending Balance	1,283,123
Weighted Average Grant date Fair Value, Ending Balance (in Dollars per share) | $ / shares	$ 0.25